Shareholders' Equity - Narrative (Details)	12 Months Ended
	Jun. 30, 2020 USD ($) vote $ / shares shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Disclosure of classes of share capital [line items]
Capital reserves	$ 575,306,000	$ 565,467,000	$ 907,320,000	$ 902,693,000
RSUs
Disclosure of classes of share capital [line items]
Number of shares outstanding subject to forfeiture or repurchase | shares	515,697	911,367
Merger reserve [member]
Disclosure of classes of share capital [line items]
Capital reserves	$ 35,000,000.0	$ 35,000,000.0	35,000,000.0
Capital redemption reserve
Disclosure of classes of share capital [line items]
Capital reserves	98,000.0	98,000.0	98,000.0
Capital redemption and merger reserves
Disclosure of classes of share capital [line items]
Capital reserves	$ 34,900,000	$ 34,900,000	$ 34,900,000
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (USD per share) | $ / shares	$ 0.10
Class B Ordinary Shares
Disclosure of classes of share capital [line items]
Automatic conversion, percentage of total shares outstanding (less than 10%)	10.00%
Optional conversion, percentage of conversion consent (more than 66.66%)	66.66%
Ordinary stock, voting rights per share | vote	10
Class A Ordinary Shares
Disclosure of classes of share capital [line items]
Shares issued upon conversion (shares) | shares	1
Ordinary stock, voting rights per share | vote	1